Related party transaction (Details Narrative) - EUR (€)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Supervisory Board aggregate compensation	€ 162,000	€ 140,000
Research and Development Tax Credit	2,400,000
Vital Meat SAS [member]
IfrsStatementLineItems [Line Items]
Operating Activities	1,100,000
Consideration for Sale of Assets	€ 1,000,000.0